Expense Example, No Redemption - FidelityMegaCapStockFund-AMCIZPRO - FidelityMegaCapStockFund-AMCIZPRO - Fidelity Mega Cap Stock Fund	Aug. 29, 2023 USD ($)
Fidelity Advisor Mega Cap Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 662
3 Years	845
5 Years	1,045
10 Years	1,619
Fidelity Advisor Mega Cap Stock Fund - Class C
Expense Example, No Redemption:
1 Year	172
3 Years	533
5 Years	918
10 Years	1,788
Fidelity Advisor Mega Cap Stock Fund - Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Fidelity Advisor Mega Cap Stock Fund - Class I
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	786
Fidelity Advisor Mega Cap Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653